DIVESTITURE OF SUBSIDIARIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 CAD ($) $ / shares shares
Statement [Line Items]
Divestiture Of Subsidiaries 1	100.00%
Divestiture Of Subsidiaries 2	2.50%
Divestiture Of Subsidiaries 3	$ 806,714
Divestiture Of Subsidiaries 4	6,360,000
Divestiture Of Subsidiaries 5	5,519,756
Divestiture Of Subsidiaries 6	$ 33,530
Divestiture Of Subsidiaries 7 | shares	6,000,000
Divestiture Of Subsidiaries 8 | $ / shares	$ 1.06
Divestiture Of Subsidiaries 9	$ 1,000,000